                   Semiannual Report

                                   NEW
                                   INCOME
                                   FUND
                                   -----------------
                                   NOVEMBER 30, 2002
                                   -----------------

                                   [GRAPHIC]


                                                     [LOGO OF T. ROWE PRICE(R)]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Highlights .................................................................  1
Portfolio Manager's Report .................................................  2
  Interest Rates and Economy ...............................................  2
  Market Activity ..........................................................  3
  Performance and Strategy Review ..........................................  4
  Outlook ..................................................................  5
Performance Comparison .....................................................  7
Financial Highlights .......................................................  8
Portfolio of Investments ................................................... 11
Statements of Assets and Liabilities ....................................... 24
Statement of Operations .................................................... 25
Statement of Changes in Net Assets ......................................... 26
Notes to Financial Statements .............................................. 27
About the Fund's Directors and Officers .................................... 34



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

----------
HIGHLIGHTS
--------------------------------------------------------------------------------

..    High-quality bonds performed well, boosted by falling interest rates and investors' deepening risk aversion.

..    Your fund posted positive returns but trailed its benchmark index and the
     Lipper average for similar funds.

..    Our primary strategies this year have been to maintain neutral portfolio duration, seek out opportunities in the corporate and mortgage markets, and establish nondollar positions.

..    Balance sheet repair, restored financial discipline, and a renewed deference to bond-holders make the longer-term prospects for corporate bonds compelling.

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
Periods Ended 11/30/02                         6 Months           12 Months
--------------------------------------------------------------------------------
New Income Fund                                  2.90%              4.52%
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Aggregate Index                                  4.98               7.34
--------------------------------------------------------------------------------
Lipper Average of Corporate
Bond Funds A-Rated                               3.86               5.29
--------------------------------------------------------------------------------

---------------
PRICE AND YIELD
--------------------------------------------------------------------------------
                                               5/31/02            11/30/02
--------------------------------------------------------------------------------
Price Per Share                                 $8.70              $8.75
--------------------------------------------------------------------------------
Dividends Per Share
--------------------------------------------------------------------------------
     For 6 months                                0.22               0.20
--------------------------------------------------------------------------------
     For 12 months                               0.47               0.42
--------------------------------------------------------------------------------
30-Day Dividend Yield *                          5.00%              4.48%
--------------------------------------------------------------------------------
30-Day Standardized
Yield to Maturity                                5.08               4.42
--------------------------------------------------------------------------------

* Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund's net asset value at the end of the period.

--------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

In the six months ended November 30, 2002, the economy struggled to find solid footing, unable to gather momentum from its strong first-quarter rebound. High-quality bonds continued to perform well, boosted by falling interest rates and investors' deepening risk aversion. Your fund posted positive returns but trailed its benchmark index and the Lipper average for similar funds.

INTEREST RATES AND ECONOMY

--------------------
INTEREST RATE LEVELS
--------------------------------------------------------------------------------
[CHART]

              10-Year Treasury Note   5-Year Treasury Note  2-Year Treasury Note
11/30/2001             4.75                  4.06                 2.84
                       5.05                   4.3                 3.02
                       5.03                  4.37                 3.16
    02-Feb             4.88                  4.19                 3.06
                        5.4                  4.84                 3.72
                       5.09                  4.41                 3.22
    02-May             5.04                  4.35                 3.19
                        4.8                  4.03                 2.81
                       4.46                  3.45                 2.23
    02-Aug             4.14                  3.22                 2.13
                       3.59                  2.56                 1.68
                       3.89                  2.73                 1.67
11/30/2002             4.21                  3.27                 2.06

     SEC investigations, accounting scandals, excessive debt burdens, and the intensifying competitive environment deflated any nascent optimism about a sustained recovery and sent investors scurrying for safe havens. However, the extended Treasury market broke its streak of strong performance and sold off in October and November. The correction occurred after yields in the Treasury market had reached their lows of the year. The 10-year U.S. Treasury note yield, for example, dipped to 3.59% at the end of September before spiking to 4.21% at the end of the reporting period. The five-year U.S. Treasury note was even more volatile.

     After sprinting from the gate in the first quarter, the economy slowed considerably, with gross domestic product--a measure of the total value of goods and services produced in the U.S.--growing at a modest 1.3% annual rate in the second quarter. The Federal Reserve left the federal funds rate unchanged at 1.75% for most of the year but altered its policy stance in August, stating that the risks were tilted toward economic weakness. In November, the Fed finally lowered its benchmark rate to 1.25%. In its policy statement, the central bank noted that uncertainty, including the possibility of war in Iraq, was holding back spending, production, and employment, and said that the easing "should prove helpful as the economy works its way through this current soft spot."

     The economy may have already been working its way through the softness when the Fed acted, as the news was mildly upbeat as the period ended. Weekly unemployment claims resumed a gradual downtrend, which suggests a return to a modest pace of net employment growth. Consumer sentiment improved, calming fears about reduced private spending, and factory activity showed renewed growth as well, bolstering prospects for increased business spending. Gross domestic product rose at a surprisingly strong 4% annualized rate during the third quarter, according to the Commerce Department, but fourth-quarter expectations remain modest.

MARKET ACTIVITY

-------------------
BOND MARKET RETURNS
--------------------------------------------------------------------------------
[CHART]

             6-month Return     12-month Return
Treasury           6.58                7.81
Mortgage           3.88                7.33
AAA                5.97                8.41
BBB                2.13                2.46
BBB/BB            -4.98                -0.3


     Bond market returns were skewed heavily toward the high-quality sectors. High-quality bonds provided solid returns during the period as longer-term interest rates fell to levels not seen in more than 40 years. Factors supporting the bond market included a faltering economy, corporate accounting scandals, severe declines in stock prices, fears of war with Iraq, and greater investor demand for the relative safety of fixed-income securities. The Lehman Brothers U.S. Aggregate Index, an unmanaged measure of the broad domestic investment-grade market, gained 4.98% for the six months, contributing to a strong 7.34% increase for the 12-month period. Treasuries and AAA rated corporate bonds performed better than the benchmark in the 6- and 12-month periods, mortgage securities were roughly in line, but lower-quality bonds significantly lagged.

PERFORMANCE AND STRATEGY REVIEW

     The latest 6- and 12-month periods proved somewhat challenging for your fund. While positive, your fund's results trailed the returns of the Lehman Brothers U.S. Aggregate Index and our Lipper peer group average as shown in the performance comparison table on page 1. The underperformance reflects several strategic shifts: overweighting lower-quality corporates, which underperformed, and underweighting the stronger Treasury and agency sectors.

-------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

Periods Ended                                5/31/02            11/30/02
--------------------------------------------------------------------------------
Weighted Average
Maturity (years)                               7.6                 6.9
--------------------------------------------------------------------------------
Weighted Average Effective
Duration (years)                               5.0                 4.1
--------------------------------------------------------------------------------
Weighted Average Quality *                     AA+                 AA+
--------------------------------------------------------------------------------
* Based on T. Rowe Price research



     Our primary strategies this year have been to maintain a neutral portfolio duration posture, seek out opportunities in the corporate and mortgage markets, and to establish nondollar positions. Our duration posture did not hurt us, and mortgages were steady throughout the year. Our corporate strategy, however, proved disappointing. Relying on our fundamental research, we felt that the distress in particular credits and the accompanying historically wide yield spreads offered exceptional opportunity. Our view was that balance sheet restructuring, restoration of financial discipline, and an improving economy would ultimately be positives for the sector. What we failed to fully appreciate was the magnitude of the risk aversion enveloping the corporate bond market. Despite a recovery during October and November, yield spreads on many credits continue to reflect distress.

     Our nondollar positions, representing between 5% and 10% of assets, are focused on Canadian government and Australian bonds and euro-denominated debt. These positions have offered a significant yield pickup, especially given our positive outlook on each of these currencies against the dollar. We believe that given the prospect of rising U.S deficits, nondollar bonds should fare well.

     We continue to evaluate opportunities within the utility sector because the bonds of many issuers seem oversold. Additionally, we are encouraged by positive trends in the fundamentals of the sector as many companies have focused on balance sheet repair by reducing leverage through the management of free cash flow and issuance of equity. These factors portend improving valuations looking forward, as positive credit events begin to outweigh the negative headlines of the last several months.

------------------------
SECURITY DIVERSIFICATION
--------------------------------------------------------------------------------
                                    [CHART]

U.S. Treasuries                        10%

Corporate Bonds and Convertibles       29%

Mortgage-Backed Securities             39%

Foreign Government and Muni             9%

Asset-Backed Securities                 5%

U.S. Agency Obligations                 5%

Cash                                    3%


Based on net assets as of 11/30/02.


     Your portfolio has maintained a strong and growing commitment to mortgage, corporate, and asset-based obligations. The mortgage allocation increased to 39% from 36% during the six-month period, and the sector delivered strong relative returns. Our holdings in corporate nondollar bonds also expanded as we redeployed assets from the sale of Treasuries. Overall, the Treasury allocation was trimmed to 10% of the fund from 17% six months ago.

OUTLOOK

     We believe the underpinnings for a cyclical recovery are substantially in place. Inventories are lean, capital expenditures and payrolls have been trimmed, productivity is surging, and monetary policy is stimulative. Real GDP may register 3% this year, inflation is low, and the consumer continues to spend at a healthy pace.

     So, why is the Fed worried enough to keep short-term rates at their lowest point in 40 years? Falling goods prices and a slowdown in service price increases are a concern, as are heavy corporate and individual debt loads. Claims of accounting fraud and corporate malfeasance notwithstanding, many problems in the credit markets during 2002 stemmed from excessive leverage and meager top-line revenue growth. Job security and real income growth also remain critical for consumers who continue to borrow and save very little. Nevertheless, repairing corporate balance sheets to address the realities of the competitive global environment is proceeding, but it may take longer than we first suspected.

     In this environment, we will continue to look for high-quality sources of income. Mortgages, higher yielding nondollar sovereign credits, and longer-term Treasuries will compose a significant part of the portfolio. In addition, corporate bonds will continue to play a critical role in our strategy. Balance sheet repair, restored financial discipline, and a renewed deference to bondholders make the longer-term prospects for corporate bonds compelling. Nevertheless, our near-term success will depend on picking the right corporate subsectors and individual issues.

     Respectfully submitted,



     /s/ William T. Reynolds



     William T. Reynolds
     President of the fund and chairman of its Investment Advisory Committee

     December 19, 2002

     The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

--------------------------------------------------------------------------------
The following updates the Portfolio Management paragraph in Section 3 of the current prospectuses for the New Income Fund, New Income Fund-Advisor Class, and New Income Fund-R Class. Effective December 1, 2002, Daniel O. Shackelford became chairman of the New Income Fund's Investment Advisory Committee and assumed day-to-day responsibility for managing the portfolio. Mr. Shackelford has been managing investments at T. Rowe Price since 1999. Prior to that time, he had been managing fixed-income portfolios for Investment Counselors of Maryland since 1993.

T. ROWE PRICE NEW INCOME FUND
================================================================================

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

NEW INCOME FUND

                                    [CHART]

         Lehman Brothers U.S.
            Aggregate Index          New Income Fund
            ---------------          ---------------
11/92           10,000                     10,000
11/93           11,089                     11,015
11/94           10,750                     10,731
11/95           12,647                     12,617
11/96           13,414                     13,265
11/97           14,427                     14,185
11/98           15,791                     14,946
11/99           15,784                     14,887
11/00           17,215                     16,117
11/01           19,137                     17,967
11/02           20,541                     18,780

------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------
     This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                    [CHART]

                                                                    Since   Inception
Periods Ended 11/30/02          1 Year   5 Years   10 Years     Inception        Date
--------------------------------------------------------------------------------------
New Income Fund                 4.52%    5.77%     6.51%            --             --
New Income Fund-Advisor Class     --       --        --          -0.28%       9/30/02
New Income Fund-R Class           --       --        --          -0.32%       9/30/02

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
7

T. ROWE PRICE NEW INCOME FUND
================================================================================

Unaudited

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout the period
-------------------------------------------------------------------------------

New Income shares
                                 6 Months       Year
                                   Ended        Ended
                                  11/30/0      5/31/02      5/31/01      5/31/00    5/31/99      5/31/98
NET ASSET VALUE
Beginning of period               $  8.70      $  8.53     $  8.07      $  8.50     $  9.09      $  8.77
---------------------------------------------------------------------------------------------------------

Investment activities
Net investment
income (loss)                        0.20         0.47        0.53         0.52        0.54         0.57
---------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)               0.05         0.17        0.46        (0.43)      (0.45)        0.36
---------------------------------------------------------------------------------------------------------

Total from
investment activities                0.25         0.64        0.99         0.09        0.09         0.93
---------------------------------------------------------------------------------------------------------

Distributions
Net investment income               (0.20)       (0.47)      (0.53)       (0.52)      (0.54)       (0.57)
Net realized gain                       -            -           -            -       (0.14)       (0.04)
---------------------------------------------------------------------------------------------------------

Total distributions                 (0.20)       (0.47)      (0.53)       (0.52)      (0.68)       (0.61)
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE
End of period                     $  8.75      $  8.70     $  8.53      $  8.07     $  8.50      $  9.09
---------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data

Total return/\                       2.90%        7.68%      12.54%        1.13%       1.02%       10.84%
---------------------------------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                   0.73%+       0.72%       0.73%        0.73%       0.72%        0.71%
---------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                           4.49%+       5.38%       6.30%        6.32%       6.16%        6.31%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate             236.9%+        222%      112.1%        83.6%       94.3%       147.3%
---------------------------------------------------------------------------------------------------------
Net assets, end of period
(in millions)                     $ 1,968      $ 1,863     $ 1,684      $ 1,633     $ 1,942      $ 2,076
---------------------------------------------------------------------------------------------------------

/\ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+ Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW INCOME FUND
================================================================================

Unaudited

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout the period
-------------------------------------------------------------------------------

New Income - Advisor Class shares
                                                                      9/30/02
                                                                      Through
                                                                      11/30/02

NET ASSET VALUE
Beginning of period                                                 $  8.81
                                                                    -----------

Investment activities
Net investment income (loss)                                           0.06*
Net realized and unrealized gain (loss)                               (0.05)**
                                                                    -----------
Total from investment activities                                       0.01
                                                                    -----------

Distributions
Net investment income                                                 (0.07)
                                                                    -----------
NET ASSET VALUE
End of period                                                       $  8.75
                                                                    -----------

Ratios/Supplemental Data

Total return/\                                                        (0.28)%*
-------------------------------------------------------------------------------
Ratio of total expenses to average net assets                          0.90%+*
-------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets            4.09%+*
-------------------------------------------------------------------------------
Portfolio turnover rate                                               236.9%+
-------------------------------------------------------------------------------
Net assets, end of period (in thousands)                            $   100
-------------------------------------------------------------------------------


* Excludes expenses in excess of a 0.90% contractual expense limitation in effect through 9/30/04.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

/\ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW INCOME FUND
================================================================================

Unaudited

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout the period
--------------------------------------------------------------------------------

New Income - R Class shares
                                                                     9/30/02
                                                                     Through
                                                                     11/30/02

NET ASSET VALUE
Beginning of period                                                 $   8.81
                                                                    ------------
Investment activities
  Net investment income (loss)                                          0.05*
  Net realized and unrealized gain (loss)                              (0.05)**
                                                                    ------------
  Total from investment activities                                         -
                                                                    ------------
Distributions
  Net investment income                                                (0.06)
                                                                    ------------
NET ASSET VALUE
End of period                                                       $   8.75
                                                                    ------------

Ratios/Supplemental Data

Total return/\                                                         (0.32)%*
--------------------------------------------------------------------------------
Ratio of total expenses to average net assets                           1.15%+*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             3.84%+*
--------------------------------------------------------------------------------
Portfolio turnover rate                                                236.9%+
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                            $    100
--------------------------------------------------------------------------------



* Excludes expenses in excess of a 1.15% contractual expense limitation in effect through 9/30/04.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

/\ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+    Annualized

       The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW INCOME FUND
================================================================================
Unaudited                                                      November 30, 2002

------------------------
PORTFOLIO OF INVESTMENTS                                      Par/Share   Value
--------------------------------------------------------------------------------
                                                                 In thousands
CORPORATE BONDS AND NOTES   25.3%

Aerospace & Defense 0.5%
Boeing Capital, Sr. Notes, 5.75%, 2/15/07                     $ 4,250  $  4,396
--------------------------------------------------------------------------------

Lockheed Martin, Sr. Notes, 7.25%, 5/15/06                      5,450     6,058
--------------------------------------------------------------------------------
                                                                         10,454
                                                                       ---------
Automobiles and Related 1.3%
DaimlerChrysler, Sr. Notes, 7.30%, 1/15/12                      2,740     2,980
--------------------------------------------------------------------------------
Ford Motor, Sr. Notes, 7.45%, 7/16/31                          12,730    10,831
--------------------------------------------------------------------------------
General Motors Acceptance Corp., Sr. Notes
        6.125%, 8/28/07                                        11,395    11,276
--------------------------------------------------------------------------------
                                                                         25,087
                                                                       ---------
Banking 2.2%
Banco Santiago, Sr. Sub. Notes, 7.00%, 7/18/07                  9,335     9,495
--------------------------------------------------------------------------------
Bank of America, Sr. Notes, 4.875%, 9/15/12 *                   8,035     7,895
--------------------------------------------------------------------------------
BB&T
   Sr. Sub. Notes
        4.75%, 10/1/12                                          3,745     3,672
--------------------------------------------------------------------------------
        6.50%, 8/1/11                                           2,000     2,211
--------------------------------------------------------------------------------
Colonial Bank, Sr. Sub. Notes, 9.375%, 6/1/11                   7,700     8,205
--------------------------------------------------------------------------------
North Fork Bancorporation, Sr.Sub. Notes
    144A, 5.875%, 8/15/12                                       1,370     1,443
--------------------------------------------------------------------------------
Regions Financial, Sr. Sub. Notes, 6.375%, 5/15/12              5,300     5,775
--------------------------------------------------------------------------------
Washington Mutual Bank, Sr. Sub. Notes, 5.50%,1/15/13           5,000     4,960
--------------------------------------------------------------------------------
                                                                         43,656
                                                                       ---------
Beverages 0.7%
Bottling Group LLC, Sr. Notes, 144A, 4.625%, 11/15/12           4,675     4,545
--------------------------------------------------------------------------------
Coca Cola Enterprises, Sr. Notes, 6.125%, 8/15/11               4,500     4,869
--------------------------------------------------------------------------------
Diageo, Sr. Notes, 3.50%, 11/19/07                              4,700     4,603
--------------------------------------------------------------------------------
                                                                         14,017
                                                                       ---------
Cable Operators 0.7%
Clear Channel Communications, Sr. Notes, 7.875%, 6/15/05        6,420     6,894
--------------------------------------------------------------------------------
Cox Communications, Sr. Notes, 6.75%, 3/15/11                   7,000     7,194
--------------------------------------------------------------------------------
                                                                         14,088
                                                                       ---------
Computer Service & Software 0.3%
IBM, Sr. Notes, 4.25%, 9/15/09                                  5,155     5,053
--------------------------------------------------------------------------------
                                                                          5,053
                                                                       ---------

T. ROWE PRICE NEW INCOME FUND
================================================================================


                                                              Par/Shares  Value
--------------------------------------------------------------------------------
                                                                 In thousands
Conglomerates 0.2%
Tyco International, Sr. Notes, 5.80%, 8/1/06                  $ 5,150  $ 4,584
--------------------------------------------------------------------------------
                                                                         4,584
                                                                       ---------
Consumer Products 0.3%
Masco, Sr. Notes, 5.875%, 7/15/12                               5,190    5,340
--------------------------------------------------------------------------------
                                                                         5,340
                                                                       ---------
Diversified Chemicals 0.2%
Praxair, Sr. Notes, 6.75%, 3/1/03                               4,500    4,553
--------------------------------------------------------------------------------
                                                                         4,553
                                                                       ---------
Electric Utilities 4.4%
Allegheny Energy Supply, Sr. Notes, 144A, 8.50%, 4/15/12        8,050    3,944
--------------------------------------------------------------------------------
Appalachian Power Company, Series E, Sr. Notes
        4.80%, 6/15/05                                          7,640    7,587
--------------------------------------------------------------------------------
Cincinnati Gas & Electric, Sr. Notes, 5.70%, 9/15/12            4,025    4,021
--------------------------------------------------------------------------------
Constellation Energy Group, Sr. Notes, 6.35%, 4/1/07            4,250    4,410
--------------------------------------------------------------------------------
Consumers Energy Group, 1st Mtg., 6.00%, 3/15/05                5,670    5,642
--------------------------------------------------------------------------------
Entergy Gulf States, 1st Mtg., 144A, 5.20%, 12/3/07             4,675    4,580
--------------------------------------------------------------------------------
FirstEnergy, Sr. Notes, 7.375%, 11/15/31                        8,350    8,087
--------------------------------------------------------------------------------
Mirant Americas Generation, Sr. Notes, 8.30%, 5/1/11            3,500    1,680
--------------------------------------------------------------------------------
NiSource Finance, Sr. Notes, 7.625%, 11/15/05                   6,700    6,968
--------------------------------------------------------------------------------
Oncor Electric Delivery, Sr. Notes, 144A, 7.00%, 9/1/22         5,000    4,819
--------------------------------------------------------------------------------
PG&E National Energy, Sr. Notes, 10.375%, 5/16/11               4,300    1,204
--------------------------------------------------------------------------------
Pinnacle West Capital, Sr. Notes, 6.40%, 4/1/06                 4,165    4,092
--------------------------------------------------------------------------------
PPL Energy, Sr. Notes, 6.40%, 11/1/11                           4,870    4,613
--------------------------------------------------------------------------------
Progress Energy, Sr. Notes, 6.75%, 3/1/06 *                     3,775    3,998
--------------------------------------------------------------------------------
PSEG Power
   Sr. Notes
       6.875%, 4/15/06                                          1,930    1,944
--------------------------------------------------------------------------------
       8.625%, 4/15/31                                          3,605    3,686
--------------------------------------------------------------------------------

Public Service Company of Colorado, 1st Mtg.
     144A, 7.875%, 10/1/12                                      5,000    5,507
--------------------------------------------------------------------------------
Sempra Energy, Sr. Notes, 6.80%, 7/1/04                         3,675    3,759
-------------------------------------------------------------------------------
Southern Power Company, Sr. Notes, 6.25%, 7/15/12               3,565    3,652
--------------------------------------------------------------------------------
Tampa Electric Company, Sr. Notes, 6.375%, 8/15/12              2,000    2,023
--------------------------------------------------------------------------------
                                                                        86,216
                                                                       ---------
Energy 1.1%
Noram Energy, Sr. Notes, 6.50%, 2/1/08                          2,247    1,741
--------------------------------------------------------------------------------
PDVSA Finance, Sr. Notes, 6.80%, 11/15/08                       8,000    6,885
--------------------------------------------------------------------------------

T. ROWE PRICE NEW INCOME FUND
================================================================================

                                                                                  Par/Shares       Value
---------------------------------------------------------------------------------------------------------
                                                                                      In thousands
YPF Sociedad Anonima
    Sr. Notes
        7.25%, 3/15/03                                                          $     10,000  $    9,775
        -------------------------------------------------------------------------------------------------
        10.00%, 11/2/28                                                                4,660       3,542
---------------------------------------------------------------------------------------------------------
                                                                                                  21,943
                                                                                              -----------
Entertainment and Leisure 0.7%
International Speedway, Sr. Notes, 7.875%, 10/15/04                                   10,000      10,639
---------------------------------------------------------------------------------------------------------
Viacom, Sr. Notes, 5.625%, 8/15/12                                                     2,805       2,903
---------------------------------------------------------------------------------------------------------
                                                                                                  13,542
                                                                                              -----------
Exploration and Production 0.6%
Anadarko Petroleum, Sr. Notes, 5.00%, 10/1/12                                          5,950       5,839
---------------------------------------------------------------------------------------------------------
Canadian Natural Resources, Sr. Notes, 7.20%, 1/15/32                                  5,200       5,604
---------------------------------------------------------------------------------------------------------
                                                                                                  11,443
                                                                                              -----------
Finance and Credit 2.1%
CIT Group, Sr. Notes, 7.75%, 4/2/12                                                    6,805       7,263
---------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Sr. Notes, 5.50%, 2/1/07 (S)                                   8,200       8,488
---------------------------------------------------------------------------------------------------------
General Electric Capital Corp., MTN, 6.00%, 6/15/12                                    4,900       5,142
---------------------------------------------------------------------------------------------------------
International Lease Finance, Sr. Notes, 6.375%, 3/15/09                                5,520       5,691
---------------------------------------------------------------------------------------------------------
PHH, MTN, 8.125%, 2/3/03                                                               7,000       6,999
---------------------------------------------------------------------------------------------------------
Wells Fargo Financial, Sr. Notes, 5.50%, 8/1/12                                        7,265       7,521
---------------------------------------------------------------------------------------------------------
                                                                                                  41,104
                                                                                              -----------
Food Processing 1.0%
Kellogg, Series B, Sr. Notes, 6.60%, 4/1/11                                            5,000       5,516
---------------------------------------------------------------------------------------------------------
Kraft Foods, Sr. Notes, 6.25%, 6/1/12                                                  6,400       6,987
---------------------------------------------------------------------------------------------------------
McCormick, Sr. Notes, 6.40%, 2/1/06                                                    7,300       7,728
---------------------------------------------------------------------------------------------------------
                                                                                                  20,231
                                                                                              -----------
Food/Tobacco 0.3%
UST, Sr. Notes, 144A, 6.625%, 7/15/12                                                  5,400       5,634
---------------------------------------------------------------------------------------------------------
                                                                                                   5,634
                                                                                              ----------
Gas & Gas Transmission 0.3%
---------------------------------------------------------------------------------------------------------
Kinder Morgan, Sr. Notes, 6.50%, 9/1/12                                                5,000       5,140
---------------------------------------------------------------------------------------------------------
                                                                                                   5,140
                                                                                              -----------
Insurance 2.2%
AIG Sunamerica Global Financing XII, Sr. Notes
     144A, 5.30%, 5/30/07                                                              6,070       6,290
---------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding, Sr. Notes
     144A, 5.25%, 2/1/07                                                               9,000       9,377
---------------------------------------------------------------------------------------------------------
Cigna, Sr. Notes, 7.875%, 5/15/27                                                      1,500       1,430
---------------------------------------------------------------------------------------------------------

T. ROWE PRICE NEW INCOME FUND
================================================================================

                                                                                  Par/Shares       Value
---------------------------------------------------------------------------------------------------------
                                                                                      In thousands
Jefferson Pilot Capital Trust A, Jr. Sub. Notes
     144A, 8.14%, 1/15/46                                                       $      3,000  $    3,085
---------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Sr. Notes, 5.90%, 7/1/12                                6,535       6,366
---------------------------------------------------------------------------------------------------------
Sun Life of Canada U.S. Capital Trust, Jr. Sub. Notes
     144A, 8.526%, 5/29/49                                                             7,000       6,989
---------------------------------------------------------------------------------------------------------
XL Capital Finance, Sr. Notes, 6.50%, 1/15/12                                          9,100       9,266
---------------------------------------------------------------------------------------------------------
                                                                                                  42,803
                                                                                              -----------
Investment Dealers 0.5%
Credit Suisse First Boston, Sr. Notes, 6.50%, 1/15/12                                  4,700       4,855
---------------------------------------------------------------------------------------------------------
Morgan Stanley, Sr. Notes, 6.60%, 4/1/12                                               4,900       5,262
---------------------------------------------------------------------------------------------------------
                                                                                                  10,117
                                                                                              -----------
Long Distance 0.5%
AT&T, Sr. Notes, STEP, 8.00%, 11/15/31                                                 9,825       9,923
---------------------------------------------------------------------------------------------------------
                                                                                                   9,923
                                                                                              -----------
Media and Communications 0.6%
AOL Time Warner, Sr. Notes, 7.625%, 4/15/31                                            5,970       5,867
---------------------------------------------------------------------------------------------------------
News America
    Sr. Notes
        6.75%, 1/9/10                                                                  1,705       1,713
        -------------------------------------------------------------------------------------------------
        7.625%, 11/30/28                                                               2,160       2,143
---------------------------------------------------------------------------------------------------------
News America Holdings, Sr. Notes, 8.50%, 2/15/05                                       1,000       1,082
---------------------------------------------------------------------------------------------------------
                                                                                                  10,805
                                                                                              -----------
Metals 0.4%
Alcan Aluminum, Sr. Notes, 4.875%, 9/15/12                                             5,155       5,081
---------------------------------------------------------------------------------------------------------
Alcoa, Sr. Notes, 5.375%, 1/15/13                                                      3,540       3,629
---------------------------------------------------------------------------------------------------------
                                                                                                   8,710
                                                                                              -----------
Metals and Mining 0.2%
Inco Limited, Sr. Notes, 7.75%, 5/15/12                                                4,000       4,330
---------------------------------------------------------------------------------------------------------
                                                                                                   4,330
                                                                                              -----------
Paper and Paper Products 0.7%
Celulosa Arauco Y Constitucion, Sr. Notes, 8.625%, 8/15/10                             7,500       8,350
---------------------------------------------------------------------------------------------------------
Weyerhaeuser, Sr. Notes, 5.95%, 11/1/08                                                5,000       5,189
---------------------------------------------------------------------------------------------------------
                                                                                                  13,539
                                                                                              -----------
Petroleum 0.2%
ConocoPhillips, Sr. Notes, 144A, 5.90%, 10/15/32                                       4,560       4,401
---------------------------------------------------------------------------------------------------------
                                                                                                   4,401
                                                                                              -----------
Railroads 0.6%
Norfolk Southern, Sr. Notes, 6.00%, 4/30/08                                            6,175       6,661
---------------------------------------------------------------------------------------------------------

T. ROWE PRICE NEW INCOME FUND
================================================================================

                                                                                  Par/Shares       Value
---------------------------------------------------------------------------------------------------------
                                                                                      In thousands
Union Pacific, Sr. Notes, 6.50%, 4/15/12                                        $      5,020  $    5,416
---------------------------------------------------------------------------------------------------------
                                                                                                  12,077
                                                                                              -----------
Retail 0.2%
Sears Roebuck Acceptance Corp., Sr. Notes, 6.70%,  4/15/12                             4,190       3,980
---------------------------------------------------------------------------------------------------------
                                                                                                   3,980
                                                                                              -----------
Specialty Retailers 0.2%
Lowes, Sr. Notes, 6.50%, 3/15/29                                                       4,000       4,067
---------------------------------------------------------------------------------------------------------
                                                                                                   4,067
                                                                                              -----------
Savings and Loan 0.5%
Greenpoint Bank, Sr. Sub. Notes, 9.25%, 10/1/10                                        6,000       7,135
---------------------------------------------------------------------------------------------------------
Webster Capital Trust I, Jr. Sub. Notes, 144A, 9.36%, 1/29/27                          3,200       3,266
---------------------------------------------------------------------------------------------------------
                                                                                                  10,401
                                                                                              -----------
Services 0.2%
Waste Management, Sr. Notes, 144A, 6.375%, 11/15/12                                    4,000       3,946
---------------------------------------------------------------------------------------------------------
                                                                                                   3,946
                                                                                              -----------
Specialty Chemicals 0.4%
Chevron Phillips Chemical, Sr. Notes,  5.375%, 6/15/07                                 6,870       7,079
---------------------------------------------------------------------------------------------------------
                                                                                                   7,079
                                                                                              -----------
Supermarkets 0.3%
Kroger, Sr. Notes, 6.20%, 6/15/12                                                      5,230       5,396
---------------------------------------------------------------------------------------------------------
                                                                                                   5,396
                                                                                              -----------
Telephones 0.7%
Royal KPN, Sr. Notes, 8.00%, 10/1/10                                                   5,000       5,662
---------------------------------------------------------------------------------------------------------
Verizon Florida, Series F, Sr. Notes, 6.125%, 1/15/13                                  3,080       3,165
---------------------------------------------------------------------------------------------------------
Verizon Global Funding
    Sr. Notes
        7.375%, 9/1/12                                                                 1,500       1,660
        -------------------------------------------------------------------------------------------------
        7.75%, 12/1/30                                                                 2,615       2,908
---------------------------------------------------------------------------------------------------------
                                                                                                  13,395
                                                                                              -----------
Total Corporate Bonds and Notes (Cost $496,763)                                                  497,054
                                                                                              -----------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 6.0%
--------------------------------------------------------------------------------

Auto-Backed 0.9%
Capital Auto Receivables Asset Trust, Series 2002-2, Class CERT
        4.18%, 10/15/07                                                               12,600      12,891
---------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Series 2001-B, Class CTFS
        3.75%, 5/15/08                                                                 5,353       5,441
---------------------------------------------------------------------------------------------------------
                                                                                                  18,332
                                                                                              -----------

T. ROWE PRICE NEW INCOME FUND
================================================================================

                                                                                  Par/Shares       Value
---------------------------------------------------------------------------------------------------------
                                                                                      In thousands
Credit Card-Backed 2.4%
Citibank Credit Card Issuance Trust
    Series 2000-A3, Class A3, 6.875%, 11/16/09                                  $     16,365  $   18,453
    -----------------------------------------------------------------------------------------------------
    Series 2000-C1, Class C1, 7.45%, 9/15/07                                          11,075      12,029
---------------------------------------------------------------------------------------------------------
MBNA Master Credit Card Trust II
    Series 2000-D, Class C, 8.40%, 9/15/09                                             8,400       9,334
    -----------------------------------------------------------------------------------------------------
    Series 1998-E, Class A, VR, 1.92%, 1/15/03                                         7,575       7,581
---------------------------------------------------------------------------------------------------------
                                                                                                  47,397
                                                                                              -----------
Motorcycles 0.3%
Harley Davidson Motorcycle Trust, Series 2002-1, Class B
        4.36%, 1/15/10                                                                 6,221       6,368
---------------------------------------------------------------------------------------------------------
                                                                                                   6,368
                                                                                              -----------

Recreational Vehicles 1.1%
Chase Manhattan RV Owner Trust, Series 1997-A, Class B
        6.54%, 8/15/17                                                                11,795      12,404
---------------------------------------------------------------------------------------------------------
CIT RV Trust, Series 1997-A, Class A6, 6.35%, 4/15/11                                  9,138       9,421
---------------------------------------------------------------------------------------------------------
                                                                                                  21,825
                                                                                              -----------
Stranded Asset 0.5%
Reliant Energy Transition Bond, Series 2001-1, Class A4
        5.63%, 9/15/15                                                                 8,572       8,893
---------------------------------------------------------------------------------------------------------
                                                                                                   8,893
                                                                                              -----------
Transportation 0.8%
Atlas Air, 7.63%, 1/2/15                                                               9,052       4,526
---------------------------------------------------------------------------------------------------------
Federal Express, ETC, 8.25%, 1/15/19                                                   9,674      10,729
---------------------------------------------------------------------------------------------------------
                                                                                                  15,255
                                                                                              -----------
Total Asset-Backed Securities (Cost $118,993)                                                    118,070
                                                                                              -----------

--------------------------------------------------------------------------------
EQUITY AND CONVERTIBLE SECURITIES 1.5%
--------------------------------------------------------------------------------

Automobiles and Related 0.2%
Ford Motor Company Capital Trust II, Pfd. Conv. Stock                                     44       1,980
---------------------------------------------------------------------------------------------------------
General Motors, Series A, Pfd. Conv. Stock                                                49       1,196
---------------------------------------------------------------------------------------------------------
                                                                                                   3,176
                                                                                              -----------
Building and Real Estate 0.7%
Equity Office Properties Trust, Series B, Pfd. Conv. Stock                                60       2,622
---------------------------------------------------------------------------------------------------------
Equity Residential Properties Trust, REIT, Pfd. Conv. Stock                              190       4,708
---------------------------------------------------------------------------------------------------------
Reckson Associates Realty, Series A, Pfd. Conv. Stock                                    299       6,569
---------------------------------------------------------------------------------------------------------
                                                                                                  13,899
                                                                                              -----------

T. ROWE PRICE NEW INCOME FUND
================================================================================

                                                                                  Par/Shares       Value
---------------------------------------------------------------------------------------------------------
                                                                                      In thousands
Computer Service & Software 0.2%
Juniper Networks, Conv. Bonds, 4.75%, 3/15/07                                   $      4,665  $    3,594
---------------------------------------------------------------------------------------------------------
                                                                                                   3,594
                                                                                              -----------
Telecom Equipment 0.1%
Corning, Conv. Bonds, Zero Coupon, 11/8/05                                             4,806       2,768
---------------------------------------------------------------------------------------------------------
                                                                                                   2,768
                                                                                              -----------
Telecommunications 0.2%
Ciena, Conv. Bonds, 3.75%, 2/1/08                                                      5,230       3,496
---------------------------------------------------------------------------------------------------------
                                                                                                   3,496
                                                                                              -----------
Telephones 0.1%
Liberty Media/Sprint PCS, Conv. Bonds, 4.00%, 11/15/29                                 2,450       1,370
---------------------------------------------------------------------------------------------------------
Vodafone ADR (S)                                                                          20         367
---------------------------------------------------------------------------------------------------------
                                                                                                   1,737
                                                                                              -----------
Total Equity and Convertible Securities (Cost $30,379)                                            28,670
                                                                                              -----------

--------------------------------------------------------------------------------
NON-U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES 9.1%
--------------------------------------------------------------------------------

Commercial Mortgage-Backed 2.6%
Bear Stearns, CMO, 4.83%, 8/15/38                                                      8,210       8,053
---------------------------------------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
    Series 2001, Class A2, CMO, 6.244%, 4/15/35                                        9,900      10,744
---------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Capital, CMO, 5.98%, 1/15/39                                9,400       9,997
---------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing
    Series 1999, Class A1, CMO, 6.074%, 1/15/08                                        9,644      10,243
---------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Series 2001-C1
    Class A2, CMO, 6.226%, 12/18/35                                                   10,875      11,801
---------------------------------------------------------------------------------------------------------
                                                                                                  50,838
                                                                                              -----------
Home Equity Loans-Backed 3.7%
BankBoston Home Equity Loan Trust, Series 1998-1, Class A6
        6.35%, 2/25/13                                                                 5,932       6,226
---------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan
        4.707%, 8/25/13                                                                5,365       5,318
        -------------------------------------------------------------------------------------------------
        6.59%, 5/25/28                                                                 3,451       3,619
---------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan
        Series 2002-1, Class 1A3, 5.039%, 12/25/23                                    10,675      10,781
        -------------------------------------------------------------------------------------------------
        Series 2002-2, Class 1 A6, 5.214%, 8/25/13                                     7,825       7,922
        -------------------------------------------------------------------------------------------------
        Series 2002-2, Class 1M1, 5.599%, 9/25/31                                      1,750       1,766
---------------------------------------------------------------------------------------------------------

T. ROWE PRICE NEW INCOME FUND
================================================================================

                                                                                  Par/Shares       Value
---------------------------------------------------------------------------------------------------------
                                                                                      In thousands
GE Capital Mortgage Services, 6.465%, 6/25/28                                   $     10,603  $   11,143
---------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Series 2001-1, Class A12
    VR, 4.61%, 10/25/31                                                                7,487       7,489
---------------------------------------------------------------------------------------------------------
Mellon Residential Funding, Series 2001-HEIL, Class A3
        5.945%, 2/25/11                                                               17,750      18,236
---------------------------------------------------------------------------------------------------------
                                                                                                  72,500
                                                                                              -----------
Whole Loans-Backed 2.8%
Countrywide Mortgage Backed Securities
    CMO, 6.75%, 11/25/23                                                               2,525       2,535
---------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, 6.75%, 8/25/28                                          13,962      14,342
---------------------------------------------------------------------------------------------------------
Norwest Asset Securities, CMO, 6.75%, 10/25/28                                        11,430      11,761
---------------------------------------------------------------------------------------------------------
Residential Accredit Loans
    CMO
        6.75%, 7/25/28                                                                 7,500       7,709
        -------------------------------------------------------------------------------------------------
        7.25%, 11/25/27                                                                6,211       6,383
---------------------------------------------------------------------------------------------------------
Residential Funding Mortgage, Series 1999-S3, Class A1
    CMO, 6.50%, 1/25/29                                                                4,459       4,507
---------------------------------------------------------------------------------------------------------
Summit Mortgage Trust, Series 2002-1, Class A2
    CMO, 6.34003%, 11/30/02                                                            7,450       7,692
---------------------------------------------------------------------------------------------------------
                                                                                                  54,929
                                                                                              -----------
Total Non-U.S. Government Mortgage-Backed Securities (Cost $173,285)                             178,267
                                                                                              -----------

--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES 30.4%
--------------------------------------------------------------------------------

U.S. Government Agency Obligations 19.3%
Federal Home Loan Mortgage
        4.701%, 12/1/02                                                                9,570       9,734
        -------------------------------------------------------------------------------------------------
        5.00%, 1/1/09                                                                 11,805      12,053
        -------------------------------------------------------------------------------------------------
        5.50%, 4/1/29                                                                  1,639       1,654
        -------------------------------------------------------------------------------------------------
        6.50%, 7/15/11 - 6/1/24                                                       18,244      19,018
        -------------------------------------------------------------------------------------------------
        7.00%, 2/1/24 - 6/1/32                                                        27,701      28,929
        -------------------------------------------------------------------------------------------------
        7.50%, 5/1 - 6/1/24                                                            1,248       1,330
        -------------------------------------------------------------------------------------------------
        10.50%, 8/1/20                                                                     3           3
        -------------------------------------------------------------------------------------------------
        11.00%, 7/1/20                                                                    24          27
        -------------------------------------------------------------------------------------------------
    CMO
        6.50%, 3/15/23 - 3/15/28                                                      28,085      29,310
        -------------------------------------------------------------------------------------------------
        7.00%, 11/15/22                                                                2,245       2,295
        -------------------------------------------------------------------------------------------------

T. ROWE PRICE NEW INCOME FUND
================================================================================

                                                       Par/Shares      Value
--------------------------------------------------------------------------------
                                                            In thousands

   Principal Only, 6.50%, 8/1/28                      $  3,571        $  3,165
--------------------------------------------------------------------------------
   PTC
       6.50%, 11/1/04                                        0               0
--------------------------------------------------------------------------------
       8.00%, 6/1/08                                         5               5
--------------------------------------------------------------------------------
       10.50%, 7/1/11 - 7/1/20                             104             115
--------------------------------------------------------------------------------
       11.00%, 11/1/17 - 9/1/19                             22              25
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
       5.00%, 1/1/09                                     3,752           3,850
--------------------------------------------------------------------------------
       6.00%, 11/30/02 - 1/1/29                         61,810          64,142
--------------------------------------------------------------------------------
       6.50%, 4/1/15 - 7/1/32                           39,823          41,324
--------------------------------------------------------------------------------
       7.00%, 10/1/29 - 11/1/30                            988           1,032
--------------------------------------------------------------------------------
   Interest Only, 6.00%, 3/1/32+                        18,997           4,137
--------------------------------------------------------------------------------
   CMO
       5.50%, 7/25/28                                   18,925          19,369
--------------------------------------------------------------------------------
   Interest Only, 6.50%, 2/1/32+                        12,505           2,173
--------------------------------------------------------------------------------
   TBA
       5.50%, 1/1/17 - 1/1/32                           89,044          89,639
--------------------------------------------------------------------------------
       6.00%, 12/1/99                                   27,000          27,591
--------------------------------------------------------------------------------
       6.50%, 12/1/99                                   17,405          18,254
--------------------------------------------------------------------------------
                                                                       379,174
                                                                      ----------

U.S. Government Guaranteed Obligations 11.1%
Government National Mortgage Assn.
   I
       6.00%, 2/15/14 - 11/15/31                        55,538          57,607
--------------------------------------------------------------------------------
       6.50%, 8/15/25 - 5/15/29                         13,083          13,695
--------------------------------------------------------------------------------
       7.00%, 1/15/24 - 4/15/28                         21,190          22,422
--------------------------------------------------------------------------------
       7.50%, 8/15/16 - 8/15/28                          5,178           5,561
--------------------------------------------------------------------------------
       8.00%, 7/15/16 - 10/15/27                        15,647          17,032
--------------------------------------------------------------------------------
       8.50%, 9/15/16 - 7/15/23                          3,159           3,487
--------------------------------------------------------------------------------
       9.00%, 1/15/09 - 11/15/19                           394             439
--------------------------------------------------------------------------------
       9.50%, 6/15/09 - 3/15/25                            173             190
--------------------------------------------------------------------------------
       11.00%, 12/15/09 - 1/15/21                        3,633           4,076
--------------------------------------------------------------------------------
       11.50%, 3/15/10 - 10/15/15                          481             544
--------------------------------------------------------------------------------
   II
       6.50%, 1/20 - 9/20/32                            11,400          11,849
--------------------------------------------------------------------------------

T. ROWE PRICE NEW INCOME FUND
================================================================================

                                                       Par/Shares      Value
--------------------------------------------------------------------------------
                                                            In thousands
       7.00%, 12/20/23 - 11/20/28                     $   3,168       $  3,341
--------------------------------------------------------------------------------
       8.50%, 9/20/26                                        12             13
--------------------------------------------------------------------------------
       9.00%, 7/20/16 - 2/20/18                             243            269
--------------------------------------------------------------------------------
    CMO, Principal Only, 3/16/28                          3,937          3,601
--------------------------------------------------------------------------------
    GPM, I
       10.25%, 8/15/18 - 11/15/20                           503            565
--------------------------------------------------------------------------------
    Midget, I
       6.00%, 9/15/16 - 9/15/17                           9,952         10,429
--------------------------------------------------------------------------------
       7.00%, 3/15 - 12/15/13                             5,554          5,970
--------------------------------------------------------------------------------
    TBA II, 6.00%, 1/20/32                               57,273         58,508
--------------------------------------------------------------------------------
                                                                       219,598
                                                                      ----------

Total U.S. Government Mortgage-Backed Securities (Cost $587,786)       598,772
                                                                      ----------
----------------------------
U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 14.7%
----------------------------

U.S. Government Agency Obligations 5.1%
Federal Home Loan Mortgage

       4.75%, 10/11/12                                   10,000          9,663
--------------------------------------------------------------------------------
       5.125%, 7/15/12                                   16,385         16,836
--------------------------------------------------------------------------------
       5.75%, 1/15/12                                     3,689          3,986
--------------------------------------------------------------------------------
       6.25%, 7/15/32                                     3,357          3,616
--------------------------------------------------------------------------------
       6.75%, 3/15/31                                     2,649          3,034
--------------------------------------------------------------------------------
       6.875%, 1/15/05 (S)                                4,750          5,191
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
       4.25%, 7/15/07 (S)                                20,000         20,587
--------------------------------------------------------------------------------
       5.25%, 8/1/12                                      7,184          7,246
--------------------------------------------------------------------------------
       5.75%, 2/15/08 (S)                                15,045         16,429
--------------------------------------------------------------------------------
       7.125%, 1/15/30 (S)                               11,300         13,480
--------------------------------------------------------------------------------
                                                                       100,068
                                                                      ----------
U.S. Treasury Obligations 9.6%
U.S. Treasury Bonds
       6.25%, 8/15/23 - 5/15/30 (S)                      36,590         41,535
--------------------------------------------------------------------------------
       6.50%, 11/15/26++(S)                              29,650         34,752
--------------------------------------------------------------------------------
       7.50%, 11/15/16 (S)                               21,100         26,678
--------------------------------------------------------------------------------
U.S. Treasury Inflation-Indexed Notes,
       3.875%, 1/15/09 (S)                               36,667         39,801
--------------------------------------------------------------------------------
U.S. Treasury Notes
       3.50%, 11/15/06 (S)                                2,495          2,545
--------------------------------------------------------------------------------

T. ROWE PRICE NEW INCOME FUND
================================================================================


                                                       Par/Shares      Value
--------------------------------------------------------------------------------
                                                             In thousands
       4.25%, 11/15/03 (S)                             $ 11,920       $ 12,228
--------------------------------------------------------------------------------
       4.375%, 8/15/12 (S)                                4,096          4,149
--------------------------------------------------------------------------------
       5.875%, 11/15/04 (S)                              12,420         13,328
--------------------------------------------------------------------------------
       6.50%, 8/15/05 (S)**                               1,850          2,048
 -------------------------------------------------------------------------------
U.S. Treasury Stripped Interest Payment, Stripped
       Interest Zero Coupon, 5/15/20 (S)                 32,250         12,286
--------------------------------------------------------------------------------
                                                                       189,350
                                                                      ----------

Total U.S. Government Obligations/Agencies (Cost $282,022)             289,418
                                                                      ----------
------------------------------------------
FOREIGN GOVERNMENT AND MUNICIPALITIES 9.4%
------------------------------------------

Banco Latinoamericano, 6.55%, 4/15/03 (CAD)               7,900          7,955
--------------------------------------------------------------------------------
Bundesobligation, 4.00%, 2/16/07 (EUR)                   19,000         19,072
--------------------------------------------------------------------------------
Bundesrepublic, 5.00%, 1/4/12 (EUR)                      11,300         11,658
--------------------------------------------------------------------------------
European Investment Bank, 6.00%, 7/15/05 (EUR)           33,000         18,864
--------------------------------------------------------------------------------
Federal Republic of Germany, 5.00%, 5/20/05 (AUD)        18,600         19,207
--------------------------------------------------------------------------------
Government of Canada
       3.50%, 6/1/04 (CAD)                               43,500         27,895
--------------------------------------------------------------------------------
       5.25%, 6/1/12 (CAD)                               44,440         28,667
--------------------------------------------------------------------------------
       6.00%, 9/1/05 (CAD)                               69,000         46,651
--------------------------------------------------------------------------------
Petroleos Mexicanos, 9.25%, 3/30/18 (EUR)                 5,000          5,341
--------------------------------------------------------------------------------
Total Foreign Government And Municipalities (Cost $181,380)            185,310
                                                                      ----------
--------------------
MUNICIPAL BONDS 0.2%
--------------------

California Department of Water Resources, Series A,
       5.50%, 5/1/11                                      4,200          4,516
--------------------------------------------------------------------------------
Total Municipal Bonds (Cost $4,498)                                      4,516
                                                                      ----------
----------------------
OPTIONS PURCHASED 0.0%
----------------------

Ciena, 151 contracts (for 100 shares each), Put,
       1/18/03 @ $20.00*                                     15            202
--------------------------------------------------------------------------------

Juniper Networks, 250 contracts (for 100 shares each)
       Put, 1/18/03 @ $22.50*                                25            320
--------------------------------------------------------------------------------
Vodafone, 195 contracts (for 100 shares each), Put,
       1/18/03 @ $25.00*                                     20            122
--------------------------------------------------------------------------------
Total Options Purchased (Cost $419)                                        644
                                                                      ----------
21

T. ROWE PRICE NEW INCOME FUND
================================================================================

                                                       Par/Shares      Value
--------------------------------------------------------------------------------
                                                           In  thousands
    --------------------
    OPTIONS WRITTEN 0.0%
    --------------------

    Vodafone, 195 contracts (for 100 shares each),
    Call 1/18/03 @ $25.00 *                            $    (19)    $     (2)
    ----------------------------------------------------------------------------
    Total Options Written (Cost $(92))                                    (2)
                                                                    -----------
    ------------------------
    MONEY MARKET FUNDS 12.6%
    ------------------------

    T. Rowe Price Reserve Investment Fund, 1.66% # +    247,755        247,755
    ----------------------------------------------------------------------------
    Total Money Market Funds (Cost $247,755)                           247,755
                                                                   -------------
-------------------------------
Total Investments in Securities
-------------------------------
109.2% of Net Assets (Cost $2,123,188)                             $  2,148,474

-----------------------------------
Forward Currency Exchange Contracts
-----------------------------------
In thousands
                                                                     Unrealized
Counterparty       Settlement   Receive           Deliver            Gain (Loss)
------------       ----------   -------------     ---------------    -----------
Credit Suisse
First Boston       12/4/02      USD     9,880     EUR      10,000    $   (51)
Morgan Stanley     12/4/02      USD    20,223     EUR      20,451        (87)
                                                                     -----------

Net unrealized gain (loss) on open forward
currency exchange contracts                                            (138)

T. ROWE PRICE NEW INCOME FUND
================================================================================


                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands
-----------------
Futures Contracts
-----------------

                                                    Contract   Unrealized
                                       Expiration   Value      Gain (Loss)
                                       ----------   --------   -----------
                                                      In thousands


Short, 700 ten year U.S. Treasury Notes
contracts, $1,075,000 of U.S. Treasury
Notes pledged as initial margin            3/03     $(77,777)  $   673

Net payments (receipts) of variation
margin to date                                                    (902)
                                                               --------

Variation margin receivable (payable)
on open futures contracts                                                  (229)

-----------------------------
Other Assets Less Liabilities                                          (179,893)
-----------------------------                                       ------------

NET ASSETS                                                          $ 1,968,214
                                                                    ------------

#    Seven-day yield

*    Non-income producing

+ Interest Only security for which the fund receives interest on notional principal (par)

(S)  All or a portion of this security is on loan at November 30, 2002 - See
     Note 2

+ Affiliated company, as defined by the Investment Company Act of 1940 - See Note 2

** All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2002

++ All or a portion of this security is pledged to cover written call options at November 30, 2002

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $67,826 and represents 3.4% of net assets

ADR  American Depository Receipts

AUD  Australian dollar

CAD  Canadian dollar

CMO  Collateralized Mortgage Obligation

ETC  Equipment Trust Certificate

EUR  Euro

GPM  Graduated Payment Mortgage

MTN  Medium-Term Note

PTC  Pass-Through Certificate

REIT Real Estate Investment Trust

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TBA  To Be Announced security was purchased on a forward commitment basis

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW INCOME FUND
================================================================================
Unaudited                                                    November 30, 2002

------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
 In thousands

    --------------------------------------------------
     Assets
    --------------------------------------------------

     Investments in securities, at value
       Affiliated companies (cost $247,755)                      $    247,755
       Other companies (cost $1,875,433)                            1,900,719
                                                                 ---------------
       Total investments in securities                              2,148,474
     Securities lending collateral                                    173,310
     Other assets                                                      90,295
                                                                 ---------------
     Total assets                                                   2,412,079
                                                                 ---------------

    --------------------------------------------------
     Liabilities
    --------------------------------------------------

     Payable for investment securities purchased                      263,647
     Obligation to return securities lending collateral               173,310
     Other liabilities                                                  6,908
                                                                 ---------------
     Total liabilities                                                443,865
                                                                 ---------------

     NET ASSETS                                                  $  1,968,214
                                                                 ===============
     Net Assets Consist of:
     Undistributed net investment income (loss)                  $      1,898
     Undistributed net realized gain (loss)                           (57,056)
     Net unrealized gain (loss)                                        25,881
     Paid-in-capital applicable to 225,031,235 shares of
     $1.00 par value capital stock outstanding;
     300,000,000 shares authorized                                  1,997,491
                                                                 ---------------

     NET ASSETS                                                  $  1,968,214
                                                                 ===============
     NET ASSET VALUE PER SHARE
     New Income shares
     ($1,968,014,549/225,008,447 shares outstanding)             $       8.75
                                                                 ---------------
     New Income - Advisor Class shares
     ($99,666/11,396 shares outstanding)                         $       8.75
                                                                 ---------------
     New Income - R Class shares
     ($99,624/11,392 shares outstanding)                         $       8.75
                                                                 ---------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW INCOME FUND
================================================================================
Unaudited

------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
 In thousands

                                                                     6 Months
                                                                        Ended
                                                                     11/30/02

    --------------------------------------------------
     Investment Income (Loss)
    --------------------------------------------------

     Income
       Interest                                                  $     49,283
       Dividend                                                           939
       Securities lending                                                 328
                                                                 ---------------
       Total income                                                    50,550
                                                                 ---------------
     Expenses
       Investment management                                            4,563
       Shareholder servicing
         New Income shares                                              2,265
       Custody and accounting                                             168
       Prospectus and shareholder reports
         New Income shares                                                 30
       Registration                                                        26
       Legal and audit                                                      9
       Directors                                                            8
       Miscellaneous                                                        5
       Reimbursed by manager                                               (1)
                                                                 ---------------
       Total expenses                                                   7,073

       Expenses paid indirectly                                            (1)
                                                                 ---------------
       Net expenses                                                     7,072
                                                                 ---------------
     Net investment income (loss)                                      43,478
                                                                 ---------------

    --------------------------------------------------
     Realized and Unrealized Gain (Loss)
    --------------------------------------------------

     Net realized gain (loss)
       Securities                                                      (9,736
       Written options                                                    423
       Futures                                                          1,961
       Foreign currency transactions                                     (748)
                                                                 ---------------
       Net realized gain (loss)                                        (8,100)
                                                                 ---------------
     Change in net unrealized gain (loss)
       Securities                                                      18,998
       Written options                                                   (114)
       Futures                                                            697
       Other assets and liabilities
       denominated in foreign currencies                                  (93)
                                                                 ---------------
       Change in net unrealized gain (loss)                            19,488
                                                                 ---------------
     Net realized and unrealized gain (loss)                           11,388
                                                                 ---------------
     INCREASE (DECREASE) IN NET
     ASSETS FROM OPERATIONS                                      $     54,866
                                                                 ===============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW INCOME FUND
================================================================================
Unaudited

------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 In thousands

                                                                     6 Months           Year
                                                                        Ended          Ended
                                                                     11/30/02        5/31/02
    -------------------------------------------------------------
     Increase (Decrease) in Net Assets
    -------------------------------------------------------------

     Operations
       Net investment income (loss)                              $     43,478   $     95,823
       Net realized gain (loss)                                        (8,100)        34,057
       Change in net unrealized gain (loss)                            19,488           (675)
                                                                 -----------------------------
       Increase (decrease) in net assets from operations               54,866        129,205
                                                                 -----------------------------
     Distributions to shareholders
       Net investment income
         New Income shares                                            (44,573)       (96,406)
         New Income - Advisor Class shares                                 (1)            --
         New Income - R Class shares                                       (1)            --
                                                                 -----------------------------
       Decrease in net assets from distributions                      (44,575)       (96,406)
                                                                 -----------------------------
     Capital share transactions *
       Shares sold
         New Income shares                                            248,278        346,902
         New Income - Advisor Class shares                                100             --
         New Income - R Class shares                                      100             --
       Distributions reinvested
         New Income shares                                             41,741         90,767
         New Income - Advisor Class shares                                  1             --
         New Income - R Class shares                                        1             --
       Shares redeemed
         New Income shares                                           (195,704)      (291,357)
                                                                 -----------------------------
       Increase (decrease) in net assets from
       capital share transactions                                      94,517        146,312
                                                                 -----------------------------
    -------------------------------------------------------------
     Net Assets
    -------------------------------------------------------------

     Increase (decrease) during period                                104,808        179,111
     Beginning of period                                            1,863,406      1,684,295
                                                                 -----------------------------
     End of period                                               $  1,968,214   $  1,863,406
                                                                 =============================
     *Share information
       Shares sold
         New Income shares                                             28,407         39,834
         New Income - Advisor Class shares                                 11             --
         New Income - R Class shares                                       11             --
       Distributions reinvested
         New Income shares                                              4,773         10,415
       Shares redeemed
         New Income shares                                            (22,408)       (33,537)
                                                                 -----------------------------
       Increase (decrease) in shares outstanding                       10,794         16,712

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW INCOME FUND
================================================================================
Unaudited                                                      November 30, 2002

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities. The fund has three classes of shares: New Income Fund, offered since October 12, 1973, New Income Fund--Advisor Class (Advisor Class), offered since September 30, 2002, and New Income Fund--R Class (R Class), which was first offered on September 30, 2002. Advisor Class shares are offered only through brokers and other financial intermediaries and R Class shares are only available to small retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for

T. ROWE PRICE NEW INCOME FUND
================================================================================

international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased and written options are valued at the mean of the closing bid and ask prices. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

Class Accounting The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's shares outstanding. Income distributions are declared by each class on a daily basis and paid monthly.

Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $1,000 for the six months ended November 30, 2002.

T. ROWE PRICE NEW INCOME FUND
================================================================================

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures and forward currency exchange contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts During the six months ended November 30, 2002, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts During the six months ended November 30, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values or interest rates.

Options Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price until a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value. Transactions in options written and related premiums received during the six months ended November 30, 2002, were as follows:

T. ROWE PRICE NEW INCOME FUND
================================================================================

---------------------------------------------------------------------------------------------
                                                                  Number of
                                                                  Contracts          Premiums

Outstanding at beginning of period                                   800        $     369,000
Written                                                              400              345,000
Closed                                                            (1,005)            (622,000)
                                                                  ---------------------------

Outstanding at end of period                                         195        $      92,000
                                                                  ---------------------------

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2002, the value of loaned securities was $199,001,000; aggregate collateral consisted of $173,310,000 in the securities lending collateral pool and government securities valued at $34,503,000.

Affiliated Companies The fund may invest in certain securities that are considered affiliated companies, as defined by the 1940 Act. An affiliated company is one in which the fund owns at least 5% or more of the company's outstanding voting securities. At November 30, 2002, the value of affiliated companies included in the fund's investments in securities totaled $247,755,000 (12.6%), reflecting the fund's investment in the T. Rowe Price Reserve Investment Fund. For the six months then ended, $2,823,000 (5.7%) of interest income reflected on the accompanying Statement of Operations resulted from transactions with affiliated companies.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $513,854,000 and $383,738,000, respectively, for the six months ended November 30, 2002. Purchases and sales of U.S. government securities aggregated $1,755,253,000 and $1,798,418,000, respectively, for the six months ended November 30, 2002.

T. ROWE PRICE NEW INCOME FUND
================================================================================

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2002.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2002, the fund had $46,809,000 of unused capital loss carryforwards, of which $9,271,000 expire in 2008, and $37,538,000 expire in 2009.

At November 30, 2002, the cost of investments for federal income tax purposes was $2,123,188,000. Net unrealized gain aggregated $25,881,000 at period-end, of which $51,356,000 related to appreciated investments and $25,475,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At November 30, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $796,000.

T. ROWE PRICE NEW INCOME FUND
================================================================================

Through September 30, 2004, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, for the Advisor Class and R Class that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 0.90% and 1.15%, respectively. Thereafter, through September 30, 2006, each class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 0.90% for the Advisor Class, and 1.15% for the R Class. Pursuant to these agreements, the Advisor Class's and the R Class's expenses were borne by the manager during the period ended November 30, 2002. These expenses are subject to future reimbursement through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and record-keeping services for certain retirement accounts invested in the New Income share class. Expenses incurred pursuant to these service agreements totaled $1,166,000 for the six months ended November 30, 2002, of which $228,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended November 30, 2002, the New Income class was allocated $822,000 of Spectrum Funds' expenses and $31,000 of Retirement Funds' expenses under these agreements. Of these amounts, $541,000 related to services provided by Price and $148,000 was payable at period-end. At November 30, 2002, approximately 33.8% of the outstanding shares of the New Income class were held by the Spectrum Funds and 0.06% were held by the Retirement Funds.

T. ROWE PRICE NEW INCOME FUND
================================================================================

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2002, totaled $2,823,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE NEW INCOME FUND
================================================================================

---------------------------------------
ABOUT THE FUND'S DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors

Name
(Date of Birth)          Principal Occupation(s) During Past 5 Years and
Year Elected*            Directorships of Other Public Companies
--------------------------------------------------------------------------------------------------------------------
Anthony W. Deering       Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company,
(1/28/45)                real estate developers
1980
--------------------------------------------------------------------------------------------------------------------
Donald W. Dick, Jr.      Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
(1/27/43)
2001
--------------------------------------------------------------------------------------------------------------------
David K. Fagin           Director, Dayton Mining Corp. (6/98 to present), Golden Star Resources Ltd., and Canyon
(4/9/38)                 Resources Corp. (5/00 to present); Chairman and President, Nye Corp.
2001
--------------------------------------------------------------------------------------------------------------------
F. Pierce Linaweaver     President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil
(8/22/34)                engineers
1983
--------------------------------------------------------------------------------------------------------------------
Hanne M. Merriman        Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren Corp., Finlay
(11/16/41)               Enterprises, Inc., The Rouse Company, and US Airways Group, Inc.
2001
--------------------------------------------------------------------------------------------------------------------
John G. Schreiber        Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior
(10/21/46)               Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential
1992                     Properties Trust, Host Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------------------------------------------
Hubert D. Vos            Owner/President, Stonington Capital Corp., a private investment company
(8/2/33)
2001

*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

T. ROWE PRICE NEW INCOME FUND
================================================================================


Independent Directors (continued)

Name
(Date of Birth)            Principal Occupation(s) During Past 5 Years and
Year Elected*              Directorships of Other Public Companies
--------------------------------------------------------------------------------------------------------------------
Paul M. Wythes             Founding Partner, Sutter Hill Ventures, a venture capital limited partnership,
(6/23/33)                  providing equity capital to young high-technology companies
2001                       throughout the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------------------------------------------

*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.


Inside Directors

Name
(Date of Birth)
Year Elected**
[Number of T. Rowe Price   Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]       Directorships of Other Public Companies
--------------------------------------------------------------------------------------------------------------------
William T. Reynolds        Director and Vice President, T. Rowe Price and T. Rowe Price Group,
(5/26/48)                  Inc.; Director, T. Rowe Price Global Asset Management Limited;
1997                       President, New Income Fund
[38]
--------------------------------------------------------------------------------------------------------------------
James S. Riepe             Director and Vice President, T. Rowe Price; Vice Chairman of the
(6/25/43)                  Board, Director, and Vice President, T. Rowe Price Group, Inc.;
1983                       Chairman of the Board and Director, T. Rowe Price Global Asset
[105]                      Management Limited, T. Rowe Price Investment Services, Inc.,
                           T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
                           Services, Inc.; Chairman of the Board, Director, President, and Trust
                           Officer, T. Rowe Price Trust Company; Director, T. Rowe Price
                           International, Inc., and T. Rowe Price Global Investment Services
                           Limited; Chairman of the Board, New Income Fund
--------------------------------------------------------------------------------------------------------------------
M. David Testa             Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(4/22/44)                  Vice Chairman of the Board, Chief Investment Officer, Director, and
1997                       Vice President, T. Rowe Price Group, Inc.; Director, T. Rowe Price
[105]                      Global Asset Management Limited, T. Rowe Price Global Investment
                           Services Limited, and T. Rowe Price International, Inc.; Director and
                           Vice President, T. Rowe Price Trust Company
--------------------------------------------------------------------------------------------------------------------

**Each inside director serves until the election of a successor.

T. ROWE PRICE NEW INCOME FUND
================================================================================
Officers

Name (Date of Birth)
Title and Fund(s) Served                         Principal Occupation(s)
--------------------------------------------------------------------------------------------------------------------
Connice A. Bavely (3/5/51)                       Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Income Fund                  Group, Inc.
--------------------------------------------------------------------------------------------------------------------
Brian J. Brennan (7/14/64)                       Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Income Fund                  Group, Inc.
--------------------------------------------------------------------------------------------------------------------
Jennifer A. Callaghan (5/6/69)                   Assistant Vice President, T. Rowe Price
Assistant Vice President, New Income Fund
--------------------------------------------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)                     Vice President, T. Rowe Price, T. Rowe Price
Treasurer, New Income Fund                       Group, Inc., and T. Rowe Price Investment
                                                 Services, Inc.
--------------------------------------------------------------------------------------------------------------------
Patrick S. Cassidy (8/27/64)                     Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Income Fund                  Group, Inc.
--------------------------------------------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)                      Director and Vice President, T. Rowe Price
Vice President, New Income Fund                  Group, Inc., T. Rowe Price Investment Services,
                                                 Inc., T. Rowe Price Services, Inc., and
                                                 T. Rowe Price Trust Company; Vice President,
                                                 T. Rowe Price, T. Rowe Price International, Inc.,
                                                 and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------------------------------------------
Alan D. Levenson (7/17/58)                       Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Income Fund                  Group, Inc.; formerly Senior Vice President and
                                                 Director of Research, Aubrey G. Lanston & Co.,
                                                 Inc.
--------------------------------------------------------------------------------------------------------------------
Patricia B. Lippert (1/12/53)                    Assistant Vice President, T. Rowe Price and
Secretary, New Income Fund                       T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------------------------------------------
David S. Middleton (1/18/56)                     Vice President, T. Rowe Price, T. Rowe Price
Controller, New Income Fund                      Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------------------------------------------
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE NEW INCOME FUND
================================================================================


Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                         Principal Occupation(s)
--------------------------------------------------------------------------------------------------------------------
Edmund M. Notzon III (10/1/45)                   Vice President, T. Rowe Price, T. Rowe Price
Vice President, New Income Fund                  Group, Inc., T. Rowe Price Investment Services,
                                                 Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------------------------------------------
Vernon A. Reid, Jr. (5/14/54)                    Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Income Fund                  Group, Inc.
--------------------------------------------------------------------------------------------------------------------
Robert M. Rubino (8/2/53)                        Vice President, T. Rowe Price and T. Rowe Price
Vice President, New Income Fund                  Group, Inc.
--------------------------------------------------------------------------------------------------------------------
Daniel O. Shackelford (3/11/58)                  Vice President, T. Rowe Price, T. Rowe Price
Vice President, New Income Fund                  Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------------------------------------------
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. ROWE PRICE MUTUAL FUNDS
================================================================================

STOCK FUNDS                    BLENDED ASSET FUNDS                MONEY MARKET FUNDS
------------------------------ (CONTINUED)                        ------------------------------
                               -----------------------------
Domestic                                                          Taxable
Blue Chip Growth*              Retirement 2020                    Prime Reserve
Capital Appreciation           Retirement 2030                    Summit Cash Reserves
Capital Opportunity            Retirement 2040                    U.S. Treasury Money
Developing Technologies        Retirement Income
Diversified Small-Cap Growth   Tax-Efficient Balanced             Tax-Free
Dividend Growth                                                   California Tax-Free Money
Equity Income*                 BOND FUNDS                         Maryland Tax-Free Money
Equity Index 500               -----------------------------      New York Tax-Free Money
Extended Equity Market Index                                      Summit Municipal Money Market
Financial Services             Domestic Taxable                   Tax-Exempt Money
Growth & Income                Corporate Income
Growth Stock*                  GNMA                               INTERNATIONAL/GLOBAL
Health Sciences                High Yield*                        FUNDS
Media & Telecommunications     Inflation Protected Bond           --------------------------------
Mid-Cap Growth*                New Income*
Mid-Cap Value*                 Short-Term Bond                    Stock
New America Growth             Spectrum Income                    Emerging Europe &
New Era                        Summit GNMA                         Mediterranean
New Horizons                   U.S. Bond Index                    Emerging Markets Stock
Real Estate                    U.S. Treasury Intermediate         European Stock
Science & Technology*          U.S. Treasury Long-Term            Global Stock
Small-Cap Stock*                                                  Global Technology
Small-Cap Value*+              Domestic Tax-Free                  International Discovery+
Spectrum Growth                California Tax-Free Bond           International Equity Index
Tax-Efficient Growth           Florida Intermediate Tax-Free      International Growth & Income*
Tax-Efficient Multi-Cap Growth Georgia Tax-Free Bond              International Stock*
Total Equity Market Index      Maryland Short-Term                Japan
Value*                         Tax-Free Bond                      Latin America
                               Maryland Tax-Free Bond             New Asia
                               New Jersey Tax-Free Bond           Spectrum International
BLENDED ASSET FUNDS            New York Tax-Free Bond
------------------------------ Summit Municipal Income            Bond
                               Summit Municipal Intermediate      Emerging Markets Bond
Balanced                       Tax-Free High Yield                International Bond*
Personal Strategy Balanced     Tax-Free Income*
Personal Strategy Growth       Tax-Free Intermediate Bond
Personal Strategy Income       Tax-Free Short-Intermediate
Retirement 2010                Virginia Tax-Free Bond

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

+  Closed to new investors.

++ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

   Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


[GRAPHIC]                      T. Rowe Price Investment Services, Inc.
                               100 East Pratt Street
                               Baltimore, MD 21202

28539                                                           F43-051 11/30/02